UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2010
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mercedes Pinto
       ------------------
Title: CCO
       ---------------
Phone: (305) 670-2289
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Signature, Place, and Date of Signing:

Mercedes Pinto		      Miami, Florida    	      2/15/2011
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          16
                                         ---------------------------
Form 13F Information Table Value Total:                      134,504 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil		        ADR	        0236W105    20938   365155 SH	    Sole              365155
Banco Bradesco                  ADR            059460303    16493   812899 SH       Sole              812899
Banco Santander                 ADR            05964H105     2443    26131 SH       Sole               26131
Bancolombia SA                  ADR            05968L102      830    13400 SH       Sole               13400
Companhia Cervecerias Unidas SA ADR            204429104    10969   202412 SH       Sole              202412
Copa Holdings                   CLA            P31076105     1967    42868 SH       Sole               42868
Credicorp Ltd                   COM            G2519Y108    17509   575345 SH       Sole              575345
Desarrolladora Homex SA DE      ADR            25030W100    22297   659492 SH       Sole              659492
Embotelladora Andina            ADR            29081P204     1180    39077 SH       Sole               39077
Fomento Economico Mexicano      ADR            344419106     2746    49100 SH       Sole               49100
Gafisa SA                       ADR            362607301      224    15400 SH       Sole               15400
Grupo Televisa SA               ADR            40049J206    32451  1251500 SH       Sole             1251500
Ishares TR                      S&P Ltn Am 40  464287390      485     9000 SH       Sole                9000
Itau Unibanco Hdg SA            ADR            465562106     1448    60300 SH       Sole               60300
Petrobras Energias SA           ADR            71646I109     1873    49500 SH       Sole               49500
Vale SA                         ADR            91912E105      653    18900 SH       Sole               18900